Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 60,954	$ 12,430
Accounts receivable, net of allowance for credit losses	902,782	766,900
Inventories	636,561	398,875
Prepaid expenses and other current assets	161,310	157,860
Total current assets	1,893,054	1,456,641
Property and equipment, net of accumulated depreciation of $339,892 and $276,134 at December 31, 2024 and 2023, respectively	180,570	175,465
Goodwill	2,363,884	2,300,772
Intangible assets, net of accumulated amortization	595,224	640,255
Operating lease right-of-use assets, net	161,032	166,140
Deferred income taxes, net	5,288
Other assets	39,128	68,354
Total assets	5,926,140	5,532,721
Current liabilities:
Trade accounts payable	923,926	624,833
Accrued expenses	295,746	414,676
Current portion of obligations under operating leases	38,910	37,011
Current portion of obligations under financing leases	3,463	3,235
Current portion of long-term debt	48,725	32,273
Total current liabilities	1,428,333	1,248,437
Obligations under operating leases, net of current portion	129,467	134,823
Obligations under financing leases, net of current portion	6,530	5,754
Long-term debt, net of current portion	2,561,858	3,331,941
Deferred income taxes, net		23,031
Long-term liabilities	71,190	91,305
Total liabilities	4,274,555	4,920,172
Redeemable noncontrolling interests	3,730	27,139
Shareholders' equity:
Common stock, $0.01 par value, 1,500,000,000 and 137,398,625 shares authorized, 174,245,990 and 117,857,055 shares issued and outstanding at December 31, 2024 and 2023, respectively	1,742	1,179
Preferred stock, $0.01 par value, 250,000,000 authorized; no shares issued and outstanding at December 31, 2024; no shares authorized, issued or outstanding at December 31, 2023
Additional paid-in capital	1,866,850	771,336
Accumulated deficit	(222,155)	(200,319)
Accumulated other comprehensive income	1,418	12,544
Total shareholders' equity	1,647,855	584,740
Noncontrolling interest		670
Total equity	1,647,855	585,410
Total liabilities, redeemable noncontrolling interests, and equity	5,926,140	5,532,721
Discontinued operation held for sale
Current assets:
Current assets held for sale	131,447	120,576
Non-current assets held for sale	687,960	725,094
Current liabilities:
Current liabilities held for sale	117,563	136,409
Non-current liabilities held for sale	$ 77,177	$ 84,881